Related Parties Balances and Transactions (Tables)	6 Months Ended
Sep. 30, 2023
Related Parties Balances and Transactions [Abstract]
Schedule of Related Parties Transactions	Related parties with whom the Company had transactions are:
Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

Schedule of Due from Related Parties	Due from related parties
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB

Philectronics	536	560
Mr. Yu	48	58

	584	618

Schedule of Due to Related Parties	Due to related parties
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB

Mr. Bao	4,779	9,893
Grandsky Phoenix Limited	239	27,619
	5,018	37,512